Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
SG Holdings Co. Ltd.	448,000	$14,616,605
Yamato Holdings Co. Ltd.	861,100	19,054,740

		33,671,345

Airlines — 0.1%
ANA Holdings Inc.(a)	320,900	7,741,394
Japan Airlines Co. Ltd.	316,400	6,217,281

		13,958,675

Auto Components — 2.1%
Aisin Seiki Co. Ltd.	453,500	14,290,922
Bridgestone Corp.	1,498,400	49,749,634
Denso Corp.	1,210,700	46,423,184
JTEKT Corp.	571,800	4,612,189
Koito Manufacturing Co. Ltd.	290,400	12,304,970
NGK Spark Plug Co. Ltd.	432,800	6,977,989
Stanley Electric Co. Ltd.	365,600	8,887,607
Sumitomo Electric Industries Ltd.	2,100,900	24,463,536
Sumitomo Rubber Industries Ltd.	485,800	4,942,097
Toyoda Gosei Co. Ltd.	177,100	3,785,783
Toyota Industries Corp.	407,700	20,851,413
Yokohama Rubber Co. Ltd. (The)	330,400	4,989,658

		202,278,982

Automobiles — 6.7%
Honda Motor Co. Ltd.	4,561,200	117,866,810
Isuzu Motors Ltd.	1,536,000	14,392,649
.Mazda Motor Corp.	1,575,800	10,077,748
Mitsubishi Motors Corp.	1,863,900	5,259,438
Nissan Motor Co. Ltd.	6,466,200	24,061,814
Subaru Corp.	1,722,000	38,017,144
Suzuki Motor Corp.	1,028,200	35,751,030
Toyota Motor Corp.	5,995,300	375,906,173
Yamaha Motor Co. Ltd.	779,400	11,249,520

		632,582,326

Banks — 4.8%
Aozora Bank Ltd.	327,700	6,089,529
Bank of Kyoto Ltd. (The)	159,500	5,729,475
Chiba Bank Ltd. (The)	1,518,600	7,216,997
Concordia Financial Group Ltd.	2,930,900	9,576,060
Fukuoka Financial Group Inc.	490,000	7,972,989
Japan Post Bank Co. Ltd.	1,121,200	9,262,245
Mebuki Financial Group Inc.	2,633,880	5,965,255
Mitsubishi UFJ Financial Group Inc.	34,210,780	141,053,775
Mizuho Financial Group Inc.	67,420,280	84,169,747
Resona Holdings Inc.	5,822,000	20,956,714
Seven Bank Ltd.	1,641,400	4,677,308
Shinsei Bank Ltd.	434,800	5,549,265
Shizuoka Bank Ltd. (The)	1,183,100	7,533,361
Sumitomo Mitsui Financial Group Inc.	3,649,800	105,664,141
Sumitomo Mitsui Trust Holdings Inc.	944,932	27,812,497

		449,229,358

Beverages — 1.3%
Asahi Group Holdings Ltd.	1,082,400	40,770,216
Coca-Cola Bottlers Japan Holdings Inc.	347,100	6,894,640
Ito En Ltd.	150,100	8,610,182
Kirin Holdings Co. Ltd.	2,299,800	47,123,112
Suntory Beverage & Food Ltd.	392,000	16,009,653

		119,407,803

Security	Shares	Value

Biotechnology — 0.1%
PeptiDream Inc.(a)	263,200	$11,812,057

Building Products — 1.5%
AGC Inc.	540,900	15,312,990
Daikin Industries Ltd.	697,600	102,631,086
LIXIL Group Corp.	739,300	10,320,761
TOTO Ltd.	398,200	15,782,373

		144,047,210

Capital Markets — 1.1%
Daiwa Securities Group Inc.	4,038,700	16,745,601
Japan Exchange Group Inc.	1,420,800	30,556,398
Nomura Holdings Inc.	8,797,200	37,798,523
SBI Holdings Inc.	657,710	14,096,184

		99,196,706

Chemicals — 3.9%
Air Water Inc.	511,800	7,434,603
Asahi Kasei Corp.	3,497,700	27,595,907
Daicel Corp.	692,300	5,860,469
Hitachi Chemical Co. Ltd.	303,500	13,000,905
JSR Corp.	568,700	11,148,600
Kansai Paint Co. Ltd.	497,600	10,309,029
Kuraray Co. Ltd.	886,400	9,313,638
Mitsubishi Chemical Holdings Corp.	3,570,600	21,022,245
Mitsubishi Gas Chemical Co. Inc.	441,800	6,577,688
Mitsui Chemicals Inc.	511,900	10,643,301
Nippon Paint Holdings Co. Ltd.	407,800	28,426,955
Nissan Chemical Corp.	347,100	15,319,631
Nitto Denko Corp.	443,700	24,010,498
Shin-Etsu Chemical Co. Ltd.	989,400	115,897,601
Showa Denko KK	377,100	9,013,157
Sumitomo Chemical Co. Ltd.	4,109,100	12,739,030
Taiyo Nippon Sanso Corp.	423,600	7,124,548
Teijin Ltd.	504,600	8,262,073
Toray Industries Inc.	3,859,100	18,766,255
Tosoh Corp.	724,700	10,076,582

		372,542,715

Commercial Services & Supplies — 1.0%
Dai Nippon Printing Co. Ltd.	680,900	15,478,016
Park24 Co. Ltd.	303,100	5,882,787
Secom Co. Ltd.	588,700	51,004,092
Sohgo Security Services Co. Ltd.	198,900	9,784,843
Toppan Printing Co. Ltd.	733,200	12,542,698

		94,692,436

Construction & Engineering — 0.7%
JGC Holdings Corp.	617,000	6,637,611
Kajima Corp.	1,261,700	14,311,017
Obayashi Corp.	1,819,500	16,837,996
Shimizu Corp.	1,546,500	13,091,456
Taisei Corp.	533,900	18,534,236

		69,412,316

Construction Materials — 0.1%
Taiheiyo Cement Corp.	336,000	7,943,491

Consumer Finance — 0.0%
Acom Co. Ltd.	1,097,800	4,473,330
AEON Financial Service Co. Ltd.	5,370	60,461

		4,533,791

Diversified Consumer Services — 0.1%
Benesse Holdings Inc.	197,700	5,352,865

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services — 0.6%
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,117,900	$5,457,979
ORIX Corp.	3,705,600	49,151,180
Tokyo Century Corp.	120,900	5,257,498

		59,866,657

Diversified Telecommunication Services — 0.9%
Nippon Telegraph & Telephone Corp.	3,599,500	81,655,711

Electric Utilities — 0.9%
Chubu Electric Power Co. Inc.	1,800,600	24,250,899
Chugoku Electric Power Co. Inc. (The)	811,200	11,143,788
Kansai Electric Power Co. Inc. (The)	1,962,700	19,556,861
Kyushu Electric Power Co. Inc.	1,059,200	8,809,052
Tohoku Electric Power Co. Inc.	1,188,000	12,306,196
Tokyo Electric Power Co. Holdings Inc.(a)	4,041,000	13,615,659

		89,682,455

Electrical Equipment — 1.6%
Fuji Electric Co. Ltd.	358,400	9,577,515
Mitsubishi Electric Corp.	5,096,000	67,096,821
Nidec Corp.	1,251,100	76,899,654

		153,573,990

Electronic Equipment, Instruments & Components — 5.9%
Hamamatsu Photonics KK	395,700	17,923,757
Hirose Electric Co. Ltd.	90,058	10,758,309
Hitachi Ltd.	2,705,000	86,747,807
Keyence Corp.	511,004	210,359,005
Kyocera Corp.	897,400	48,570,468
Murata Manufacturing Co. Ltd.	1,607,600	89,754,620
Omron Corp.	517,200	34,276,772
Shimadzu Corp.	625,700	16,929,647
TDK Corp.	363,200	33,982,049
Yokogawa Electric Corp.	635,900	9,160,596

		558,463,030

Entertainment — 2.0%
Konami Holdings Corp.	262,800	9,232,821
Nexon Co. Ltd.	1,355,200	28,252,464
Nintendo Co. Ltd.	312,700	126,374,512
Square Enix Holdings Co. Ltd.	259,000	12,573,166
Toho Co. Ltd.	315,800	11,607,815

		188,040,778

Equity Real Estate Investment Trusts (REITs) — 1.4%
Daiwa House REIT Investment Corp.	5,493	13,582,728
GLP J-REIT	10,183	13,582,374
Japan Prime Realty Investment Corp.	2,191	6,690,853
Japan Real Estate Investment Corp.	3,697	20,177,621
Japan Retail Fund Investment Corp.	7,325	9,668,306
Nippon Building Fund Inc.	3,558	22,325,224
Nippon Prologis REIT Inc.	5,868	16,557,962
Nomura Real Estate Master Fund Inc.	11,868	14,596,092
Orix JREIT Inc.	7,376	10,666,736
United Urban Investment Corp.	8,254	8,749,309

		136,597,205

Food & Staples Retailing — 1.9%
Aeon Co. Ltd.	1,829,800	40,482,000
Cosmos Pharmaceutical Corp.	56,500	8,113,009
FamilyMart Co. Ltd.	700,800	13,133,292
Kobe Bussan Co. Ltd.	171,800	8,898,167
Lawson Inc.	142,100	7,861,104
Seven & i Holdings Co. Ltd.	2,105,680	72,062,395
Sundrug Co. Ltd.	198,800	6,698,324

Security	Shares	Value

Food & Staples Retailing (continued)
Tsuruha Holdings Inc.	102,800	$15,190,755
Welcia Holdings Co. Ltd.	133,000	11,172,321

		183,611,367

Food Products — 1.5%
Ajinomoto Co. Inc.	1,305,100	22,253,388
Calbee Inc.	243,800	7,049,121
Kikkoman Corp.	404,800	20,364,932
MEIJI Holdings Co. Ltd.	319,456	24,047,785
NH Foods Ltd.	230,900	8,530,023
Nisshin Seifun Group Inc.	551,775	8,599,157
Nissin Foods Holdings Co. Ltd.	176,900	14,777,927
Toyo Suisan Kaisha Ltd.	249,100	13,017,432
Yakult Honsha Co. Ltd.	334,400	20,485,822
Yamazaki Baking Co. Ltd.	339,500	6,085,065

		145,210,652

Gas Utilities — 0.6%
Osaka Gas Co. Ltd.	1,048,700	20,957,452
Toho Gas Co. Ltd.	205,900	10,148,318
Tokyo Gas Co. Ltd.	1,056,800	25,214,688

		56,320,458

Health Care Equipment & Supplies — 3.0%
Asahi Intecc Co. Ltd.	545,300	16,702,928
Hoya Corp.	1,059,700	99,443,700
Olympus Corp.	3,258,200	56,599,260
Sysmex Corp.	468,000	37,401,773
Terumo Corp.	1,804,100	70,834,390

		280,982,051

Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	523,500	10,558,922
Medipal Holdings Corp.	511,300	10,141,998
Suzuken Co. Ltd.	187,540	6,815,047

		27,515,967

Health Care Technology — 0.5%
M3 Inc.	1,232,000	49,629,925

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Holdings Co. Japan Ltd.(b)	184,300	9,802,191
Oriental Land Co. Ltd.(b)	559,500	81,093,354

		90,895,545

Household Durables — 3.9%
Casio Computer Co. Ltd.	542,400	9,550,590
Iida Group Holdings Co. Ltd.	410,080	6,090,203
Nikon Corp.	840,300	7,721,697
Panasonic Corp.	6,168,015	55,133,415
Rinnai Corp.	101,000	8,502,993
Sekisui Chemical Co. Ltd.	1,013,500	14,158,050
Sekisui House Ltd.	1,735,300	33,059,853
Sharp Corp.	585,600	6,343,298
Sony Corp.	3,560,600	227,183,036

		367,743,135

Household Products — 0.7%
Lion Corp.	625,600	14,313,863
Pigeon Corp.	322,600	12,576,414
Unicharm Corp.	1,127,700	41,974,075

		68,864,352

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	384,300	7,251,886

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.4%
Keihan Holdings Co. Ltd.	271,900	$12,921,780
Toshiba Corp.	1,080,600	29,528,811

		42,450,591

Insurance — 2.6%
Dai-ichi Life Holdings Inc.	3,014,100	39,251,704
Japan Post Holdings Co. Ltd.	4,395,000	31,987,000
Japan Post Insurance Co. Ltd.	623,100	7,912,014
MS&AD Insurance Group Holdings Inc.	1,245,440	36,588,087
Sompo Holdings Inc.	939,950	33,432,853
Sony Financial Holdings Inc.	424,800	10,236,050
T&D Holdings Inc.	1,492,200	13,476,684
Tokio Marine Holdings Inc.	1,786,300	77,397,767

		250,282,159

Interactive Media & Services — 0.5%
Kakaku.com Inc.	383,000	9,264,380
LINE Corp.(a)	170,200	8,515,134
Z Holdings Corp.	7,425,900	30,328,083

		48,107,597

Internet & Direct Marketing Retail — 0.4%
Mercari Inc.(a)	237,300	7,070,432
Rakuten Inc.(b)	2,399,000	21,733,179
ZOZO Inc.	303,600	5,590,963

		34,394,574

IT Services — 2.4%
Fujitsu Ltd.	548,800	56,543,185
GMO Payment Gateway Inc.(b)	114,648	12,908,342
Itochu Techno-Solutions Corp.	271,300	9,166,306
NEC Corp.	698,500	31,347,728
Nomura Research Institute Ltd.	895,612	23,675,713
NTT Data Corp.	1,762,200	20,364,218
Obic Co. Ltd.	194,100	33,654,690
Otsuka Corp.	292,500	14,117,974
SCSK Corp.	146,100	7,146,675
TIS Inc.	626,100	13,348,974

		222,273,805

Leisure Products — 1.0%
Bandai Namco Holdings Inc.	558,498	31,083,251
Sankyo Co. Ltd.	1,700	43,788
Sega Sammy Holdings Inc.	493,500	6,431,280
Shimano Inc.	206,700	38,007,398
Yamaha Corp.	375,600	18,268,381

		93,834,098

Machinery — 5.3%
Amada Co. Ltd.	921,400	8,218,921
Daifuku Co. Ltd.	284,600	22,137,170
FANUC Corp.	541,100	96,507,509
Hino Motors Ltd.	799,300	5,408,546
Hitachi Construction Machinery Co. Ltd.	296,400	7,785,882
Hoshizaki Corp.	142,100	11,475,101
Kawasaki Heavy Industries Ltd.	398,200	6,305,557
Komatsu Ltd.	2,456,300	49,702,826
Kubota Corp.	2,906,700	39,107,641
Kurita Water Industries Ltd.	279,300	7,743,715
Makita Corp.	625,900	21,205,133
MINEBEA MITSUMI Inc.	1,012,100	17,764,711
MISUMI Group Inc.	795,900	21,143,229
Mitsubishi Heavy Industries Ltd.	895,300	23,164,698
Miura Co. Ltd.	245,600	10,486,471

Security	Shares	Value

Machinery (continued)
Nabtesco Corp.	313,600	$9,736,780
NGK Insulators Ltd.	724,300	10,615,582
NSK Ltd.	983,300	7,192,095
SMC Corp.	160,700	81,099,541
Sumitomo Heavy Industries Ltd.	307,700	7,025,962
THK Co. Ltd.	335,800	8,727,340
Yaskawa Electric Corp.	670,500	24,085,348

		496,639,758

Marine — 0.1%
Mitsui OSK Lines Ltd.	10,100	178,966
Nippon Yusen KK	427,000	6,155,205

		6,334,171

Media — 0.4%
CyberAgent Inc.	284,600	14,344,252
Dentsu Group Inc.	605,300	16,209,129
Hakuhodo DY Holdings Inc.	647,300	8,045,062

		38,598,443

Metals & Mining — 0.7%
Hitachi Metals Ltd.	589,000	6,790,161
JFE Holdings Inc.	1,367,450	10,052,633
Maruichi Steel Tube Ltd.	160,800	4,117,949
Mitsubishi Materials Corp.	311,500	7,092,491
Nippon Steel Corp.	2,254,370	20,770,294
Sumitomo Metal Mining Co. Ltd.	648,800	18,072,574

		66,896,102

Multiline Retail — 0.5%
Isetan Mitsukoshi Holdings Ltd.	939,760	6,289,200
J Front Retailing Co. Ltd.	9,700	82,383
Marui Group Co. Ltd.	529,700	9,553,136
Pan Pacific International Holdings Corp.	1,152,200	23,218,324
Ryohin Keikaku Co. Ltd.	664,600	10,049,041

		49,192,084

Oil, Gas & Consumable Fuels — 0.7%
Idemitsu Kosan Co. Ltd.	548,229	12,161,946
Inpex Corp.	2,855,000	19,899,007
JXTG Holdings Inc.	8,568,895	32,952,088

		65,013,041

Paper & Forest Products — 0.1%
Oji Holdings Corp.	2,400,000	12,051,794

Personal Products — 2.2%
Kao Corp.	1,347,700	108,168,765
Kobayashi Pharmaceutical Co. Ltd.	138,600	12,350,304
Kose Corp.	92,400	11,569,833
Pola Orbis Holdings Inc.	256,600	4,992,190
Shiseido Co. Ltd.	1,117,300	68,136,270

		205,217,362

Pharmaceuticals — 8.0%
Astellas Pharma Inc.	5,210,050	92,584,961
Chugai Pharmaceutical Co. Ltd.	625,700	92,285,450
Daiichi Sankyo Co. Ltd.	1,586,569	148,517,644
Eisai Co. Ltd.	706,000	55,295,197
Hisamitsu Pharmaceutical Co. Inc.	144,000	7,257,808
Kyowa Kirin Co. Ltd.	755,400	20,488,038
Nippon Shinyaku Co. Ltd.	128,500	11,068,641
Ono Pharmaceutical Co. Ltd.	1,037,000	29,617,571
Otsuka Holdings Co. Ltd.	1,090,500	49,233,694
Santen Pharmaceutical Co. Ltd.	1,004,200	18,548,828

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Shionogi & Co. Ltd.	750,600	$44,317,692
Sumitomo Dainippon Pharma Co. Ltd.	501,600	7,090,888
Taisho Pharmaceutical Holdings Co. Ltd.	93,300	5,923,535
Takeda Pharmaceutical Co. Ltd.	4,412,100	171,635,133

		753,865,080

Professional Services — 1.5%
Nihon M&A Center Inc.	411,400	16,534,664
Persol Holdings Co. Ltd.	498,900	6,598,900
Recruit Holdings Co. Ltd.	3,560,600	122,614,062

		145,747,626

Real Estate Management & Development — 2.2%
Aeon Mall Co. Ltd.	284,500	4,000,719
Daito Trust Construction Co. Ltd.	179,500	18,968,836
Daiwa House Industry Co. Ltd.	1,582,700	39,290,213
Hulic Co. Ltd.	841,300	8,511,784
Mitsubishi Estate Co. Ltd.	3,303,700	52,529,244
Mitsui Fudosan Co. Ltd.	2,602,800	50,094,267
Nomura Real Estate Holdings Inc.	323,300	5,983,758
Sumitomo Realty & Development Co. Ltd.	865,800	23,984,593
Tokyu Fudosan Holdings Corp.	1,687,800	8,553,755

		211,917,169

Road & Rail — 3.8%
Central Japan Railway Co.	402,800	68,924,843
East Japan Railway Co.	846,700	66,409,384
Hankyu Hanshin Holdings Inc.	638,500	23,587,785
Keikyu Corp.	611,800	10,227,427
Keio Corp.	287,400	17,073,003
Keisei Electric Railway Co. Ltd.	361,800	11,871,379
Kintetsu Group Holdings Co. Ltd.	481,300	23,632,775
Kyushu Railway Co.	418,000	11,853,065
Nagoya Railroad Co. Ltd.	524,300	15,816,355
Nippon Express Co. Ltd.	205,400	10,562,176
Odakyu Electric Railway Co. Ltd.	829,300	20,698,823
Seibu Holdings Inc.	604,200	7,896,353
Tobu Railway Co. Ltd.	532,500	18,881,051
Tokyu Corp.	1,397,100	22,149,225
West Japan Railway Co.	455,000	29,356,337

		358,939,981

Semiconductors & Semiconductor Equipment — 2.0%
Advantest Corp.	557,400	27,524,649
Disco Corp.	80,200	17,910,726
Lasertec Corp.	211,000	17,332,807
Renesas Electronics Corp.(a)	2,152,200	11,167,028
Rohm Co. Ltd.	246,500	16,588,156
SUMCO Corp.	738,300	11,314,181
Tokyo Electron Ltd.	417,752	83,368,153

		185,205,700

Software — 0.4%
Oracle Corp. Japan(a)	107,200	12,517,529
Trend Micro Inc.	373,900	20,545,672

		33,063,201

Specialty Retail — 1.9%
ABC-Mart Inc.	90,100	5,477,839
Fast Retailing Co. Ltd.	163,700	91,973,463
Hikari Tsushin Inc.	58,100	12,732,547
Nitori Holdings Co. Ltd.	223,800	40,580,433
Shimamura Co. Ltd.	59,400	4,179,255
USS Co. Ltd.	609,200	10,619,368

Security	Shares	Value

Specialty Retail (continued)
Yamada Denki Co. Ltd.	2,025,800	$9,853,058

		175,415,963

Technology Hardware, Storage & Peripherals — 1.5%
Brother Industries Ltd.	620,700	11,689,797
Canon Inc.	2,796,550	57,600,078
FUJIFILM Holdings Corp.	1,007,100	46,562,075
Konica Minolta Inc.	29,400	108,884
Ricoh Co. Ltd.	1,868,400	13,804,673
Seiko Epson Corp.	769,600	8,672,153

		138,437,660

Tobacco — 0.7%
Japan Tobacco Inc.	3,354,700	66,558,419

Trading Companies & Distributors — 3.5%
ITOCHU Corp.	3,770,900	80,853,752
Marubeni Corp.	4,617,000	22,426,102
Mitsubishi Corp.	3,782,100	88,290,542
Mitsui & Co. Ltd.	4,625,600	70,220,159
MonotaRO Co. Ltd.	353,200	12,834,993
Sumitomo Corp.	3,321,000	40,011,677
Toyota Tsusho Corp.	594,800	15,072,205

		329,709,430

Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	143,500	6,313,547
Kamigumi Co. Ltd.	275,100	5,375,092

		11,688,639

Wireless Telecommunication Services — 5.2%
KDDI Corp.	4,614,500	134,320,991
NTT DOCOMO Inc.	3,267,100	89,505,227
Softbank Corp.	5,358,900	67,946,883
SoftBank Group Corp.	4,382,500	196,558,593

		488,331,694

Total Common Stocks — 98.8% (Cost: $10,872,011,004)		9,336,733,381

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(c)(d)(e)	37,832,573	37,889,321
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(c)(d)	4,520,000	4,520,000

		42,409,321

Total Short-Term Investments — 0.4% (Cost: $42,376,759)		42,409,321

Total Investments in Securities — 99.2% (Cost: $10,914,387,763)		9,379,142,702

Other Assets, Less Liabilities — 0.8%		75,072,256

Net Assets — 100.0%		$9,454,214,958

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	53,752,562	(15,919,989)	37,832,573	$37,889,321	$205,001	(b)	$(12,837)	$20,319
BlackRock Cash Funds: Treasury, SL Agency Shares	5,212,000	(692,000)	4,520,000	4,520,000	61,949		—	—

				$42,409,321	$266,950		$(12,837)	$20,319

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	952	06/11/20	$137,761	$13,237,028

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,336,733,381	$—	$—	$9,336,733,381
Money Market Funds	42,409,321	—	—	42,409,321

	$9,379,142,702	$—	$—	$9,379,142,702

Derivative financial instruments(a)
Assets
Futures Contracts	$13,237,028	$—	$—	$13,237,028

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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